Derivatives and Fair Value Measurements - Location and Amount of Gains and Losses Reported in Consolidated Statements of Comprehensive Income (Detail) (Derivatives not designated as hedging instruments under ASC 815 [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/ (Loss) Recognized in Income on Derivatives, Total			$ (0.3)	$ 1.4	$ (1.8)
Foreign Exchange Contracts [Member] | Other Income Expense Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/ (Loss) Recognized in Income on Derivatives, Total				0.1	0.2
Commodity contracts [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/ (Loss) Recognized in Income on Derivatives, Total	0.2	(0.3)	(0.3)	1.3	(1.9)
Natural Gas Commodity [Member] | Warehousing Delivery Selling General And Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/ (Loss) Recognized in Income on Derivatives, Total					$ (0.1)